Note 13 - Equity Compensation Plan	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
 13.           Equity Compensation Plan

During 2007, the Company’s board of directors has adopted an Equity Compensation Plan (“the Plan”), under which the Company’s employees, directors or other persons or entities providing significant services to the Company or its subsidiaries are eligible to receive stock-based awards including restricted stock, restricted stock units, unrestricted stock, bonus stock, performance stock and stock appreciation rights. The Plan is administered by the Compensation Committee of the Company’s board of directors and the aggregate number of shares of common stock reserved under this plan cannot exceed 10% of the number of shares of Company’s common stock issued and outstanding at the time any award is granted. The Company’s Board of Directors may terminate the Plan at any time. As of December 31, 2014, a total of 555,479 restricted shares had been granted under the Plan since the first grant in the third quarter of 2007.

On November 22, 2012, the Company granted 74,761 non-vested restricted shares to the Company’s CEO, CFO, Executive and non-executive members of Board of Directors. The fair value of each share granted was $7.26 which is equal to the market value of the Company’s common stock on that day. The restricted shares vested on September 30, 2014.

On November 20, 2014, the Company granted 230,713 of non-vested restricted shares to the Company’s CEO and non-executive members of Board of Directors of the Company. The fair value of each share granted was $7.58 which is equal to the market value of the Company’s common stock on that day. The restricted shares will vest over 3 years from the grant date, (115,357 restricted shares on November 20, 2015, 57,678 restricted shares on November 20, 2016 and 57,678 restricted shares on November 20, 2017).

All unvested restricted shares are conditional upon the option holder’s continued service as an employee of the Company, or as a director until the applicable vesting date. Until the forfeiture of any restricted shares, the grantee has the right to vote such restricted shares, to receive and retain all regular cash dividends paid on such restricted shares and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the restricted shares.

The Company pays dividends on all restricted shares regardless of whether they have vested and there is no obligation of the employee to return the dividend when employment ceases. The Company did not pay any dividends in the years ended December 31, 2012, 2013 and 2014.

The Company estimates the forfeitures of restricted shares to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

Management has selected the accelerated method allowed by the guidance with respect to recognizing stock based compensation expense for restricted share awards with graded vesting because it considers this method to better match expense with benefits received.

 In addition, non-vested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates until non-employees complete the service.

The stock based compensation expense for the vested and non-vested shares for the years ended December 31, 2012, 2013 and 2014 amounted to $31,268, $292,628 and $357,967, respectively, and is included in the consolidated statements of income under the caption “General and administrative expenses”.

A summary of the status of the Company’s non-vested restricted shares as of December 31, 2014, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2014	74,761	7.26
Granted	230,713	7.58
Vested	74,761	7.26
Forfeited	—	—
Non-vested, December 31, 2014	230,713	7.58

The total fair value of shares vested during the year ended December 31, 2014 was $681,073, based on the closing share price at each vesting date. No shares vested during the years ended December 31, 2012 and 2013. The remaining unrecognized compensation cost amounting to $1,609,707 as of December 31, 2014, is expected to be recognized over the remaining period of 2.89 years, according to the contractual terms of those non-vested share awards.